Expense Example, No Redemption - FidelityStockSelectorSmallCapFund-AMCIZPRO - FidelityStockSelectorSmallCapFund-AMCIZPRO - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Stock Selector Small Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 693
3 Years	943
5 Years	1,212
10 Years	1,978
Fidelity Advisor Stock Selector Small Cap Fund - Class C
Expense Example, No Redemption:
1 Year	202
3 Years	624
5 Years	1,073
10 Years	2,121
Fidelity Advisor Stock Selector Small Cap Fund - Class M
Expense Example, No Redemption:
1 Year	496
3 Years	805
5 Years	1,135
10 Years	2,067
Fidelity Advisor Stock Selector Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	99
3 Years	309
5 Years	536
10 Years	1,190
Fidelity Advisor Stock Selector Small Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	85
3 Years	265
5 Years	460
10 Years	$ 1,025